Stock-based Compensation - Stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Compensation expense recognized
Total stock-based compensation expense	$ 767	$ 2,087
Sales and marketing
Compensation expense recognized
Total stock-based compensation expense	107	280
General and administrative
Compensation expense recognized
Total stock-based compensation expense	451	1,494
Research and development
Compensation expense recognized
Total stock-based compensation expense	$ 209	$ 313